Commitments	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Commitments

18  Commitments

The Company enters into time charter and bareboat charter arrangements on its vessels. There were no non-cancellable arrangements as of December 31, 2019. As of December 31, 2018, the non-cancellable arrangements had remaining terms between five days to seven months, assuming redelivery at the earliest possible date. Future net minimum lease revenues receivable under non-cancellable operating leases as of December 31, 2019 and 2018, were as follows (vessel off-hires and dry-docking days that could occur but are not currently known are not taken into consideration and early delivery of the vessels by the charterers is not accounted for):

	2019	2018
Within one year	-	2,991
Total	-	2,991

These amounts include consideration for other elements of the arrangement apart from the right to use the vessel such as maintenance and crewing and its related costs.

At December 31, 2019, 2018 and 2017, the Company was a party to a lease agreement as lessee (note 4). The lease relates to the rental of office premises at a monthly rate of Euro 10,360 (absolute amount) and for a lease period ending January 2, 2025.

The future minimum lease payments under this agreement as of December 31, 2018 and 2017, assuming a Euro: US dollar exchange rate for 2018 1:1.14 and for 2017: 1:1.20, were as follows:

	2018	2017
Within one year	142	149
After one year but not more than five years	567	596
More than five years	142	299
Total	851	1,044

Total rent expense under operating leases for the years ended December 31, 2018 and 2017, amounted to $147 and 140 respectively.

As further discussed in note 4, on January 1, 2019, following the adoption of IFRS 16, the Company recognised a right of use asset and a corresponding liability of approximately $674 with respect to the rental agreement. The depreciation charge for right-of-use assets for the year ended December 31, 2019, was approximately $112 and the interest expense on lease liability for the same period was approximately $51 and recognised in the income statement component of the consolidated statement of comprehensive loss under depreciation and interest expense and finance costs, respectively.

At December 31, 2019, the current and non-current lease liability amounted to $208 and $469, respectively and are included in the accompanying consolidated statement of financial position.